RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 Non-Controlling Interests Of Denong [Member] CNY	Sep. 30, 2011 Non-Controlling Interests Of Denong [Member] CNY	Sep. 30, 2012 Xinjiang Jinbo Seed Limited [Member] CNY	Sep. 30, 2011 Xinjiang Jinbo Seed Limited [Member] CNY	Sep. 30, 2012 Directors Controlled Companies [Member] CNY	Sep. 30, 2011 Directors Controlled Companies [Member] CNY	Sep. 30, 2012 Ex-Shareholders Of State Harvest [Member] CNY	Sep. 30, 2011 Ex-Shareholders Of State Harvest [Member] CNY	Sep. 30, 2012 Liyu [Member] CNY	Sep. 30, 2011 Liyu [Member] CNY
Due to related parties (note 3)	$ 437	2,769	1,728	0	113	950	0	1,366	1,385	156	140	297	90